Schedule of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Staff Numbers And Costs
As at July 1	$ 18,269	$ 25,794	$ 21,919
Reclassification to held for sale assets		(5,289)
Goodwill on acquisition of Tembo			1,698
Foreign exchange	(572)	(2,236)	2,177
Carrying value	$ 17,697	$ 18,269	$ 25,794